Earnings per Unit and Cash Distributions - Additional Information (Details)												1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 09, 2023 shares	Aug. 10, 2023 shares	May 11, 2023 shares	Feb. 09, 2023 shares	Jan. 11, 2023 $ / shares	Nov. 09, 2022 shares	Aug. 11, 2022 shares	May 12, 2022 shares	Feb. 12, 2022 shares	Sep. 07, 2021 $ / shares shares	May 27, 2021 shares	Apr. 30, 2013	Sep. 30, 2022 shares	Dec. 31, 2023 Vote $ / shares shares	Dec. 31, 2022 shares
Distribution Made to Limited Partner
Units conversion ratio													1
Number of general partner units outstanding														640,278	640,278
Series A Preferred Stock
Distribution Made to Limited Partner
Potentially dilutive preferred units														208,333
Potentially dilutive preferred units														3,541,666
Series A Convertible Preferred Units
Distribution Made to Limited Partner
Percentage of annual rate														8.00%
Common Unitholders
Distribution Made to Limited Partner
Number of units in exchange of IDRs										673,080
Cash distributions paid in the period per unit | $ / shares										$ 0.52
Number of common units and subordinated units outstanding														34,045,081	34,045,081
Common Unitholders | Public
Distribution Made to Limited Partner
Number of common units and subordinated units outstanding														24,293,458
Common Unitholders | KNOT
Distribution Made to Limited Partner
Number of common units and subordinated units outstanding														9,661,255
Class B Unitholders
Distribution Made to Limited Partner
Number of units converted						84,135	84,135	84,135	84,135
Number of units in exchange of IDRs										673,080
Units to be converted into common units for distribution that are at or above the Distribution Threshold													0.125
Units conversion ratio						1	1	1	1
Cash distributions paid in the period per unit | $ / shares					$ 0.026
Conversion price (in per unit)	0	0	0	0
Potentially dilutive preferred units														252,405
Potentially dilutive preferred units														252,405
Series A Preferred unit
Distribution Made to Limited Partner
Preferred units liquidation preference | $ / shares														$ 24.00
Cash redemption rate as percentage of Issue Price, upon redemption eligibility date														100.00%
Percentage of cash Issue Price														70.00%
Percentage of common unit Issue Price														80.00%
Aggregate Issue Price of outstanding														130.00%
Preferred units number of votes for each units | Vote														1
Tortoise Direct Opportunities Fund LP | Series A Preferred Stock
Distribution Made to Limited Partner
Shares held											416,677
Number of units sold											208,333
Number of units converted											208,334
Conversion rate											1.0334
Tortoise Direct Opportunities Fund LP | Common Unitholders
Distribution Made to Limited Partner
Number of units converted											215,292
KNOT | Common Unitholders | Limited Partner
Distribution Made to Limited Partner
Number of general partner units outstanding														90,368
KNOT | Partnership | Limited Partner
Distribution Made to Limited Partner
Percentage of limited partner interest														0.30%
KNOT | Partnership | General Partner Unit
Distribution Made to Limited Partner
Percentage of general partner interest														1.83%
Number of general partner units outstanding														640,278
KNOT | Partnership
Distribution Made to Limited Partner
Percentage of limited partner interest												49.00%		28.40%
General Partner | Partnership
Distribution Made to Limited Partner
Percentage of general partner interest												2.00%